STATUTORY RESERVES (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
STATUTORY RESERVES
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Accumulated of after tax profit to statutory reserve fund		¥ 25,671,341	¥ 25,671,341